Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Trade Receivables [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 19	$ 16	$ 16
Additions/ (Deductions)	2	3
Balance at end of period	21	19	16
Valuation Allowance of Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	576	638	1,534
Translation adjustment	(19)	(24)	28
Charged to costs and expenses	(140)	(2)	(11)
Additions/ (Deductions)	(1)	(36)	(913)
Balance at end of period	$ 416	$ 576	$ 638